Organization and Basis of Presentation - Schedule of Assets Liabilities Results of Variable Interest Entities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and Cash Equivalents, at Carrying Value	¥ 3,424,674	$ 524,854	¥ 2,023,263	$ 310,079	¥ 1,507,071	¥ 573,437
Accounts receivable, net	2,334,871	357,835	1,347,481
Prepayments and other assets	887,086	135,952	421,938
Total current assets	9,544,718	1,462,792	4,149,739
Non-current assets:
Property and equipment, net	1,956,790	299,891	1,720,974
Intangible assets, net	16,573	2,540	7,428
Prepayments and other assets	11,824	1,812	36,468
Equity investments	126,583	19,400	114,876
Operating lease right-of-use assets	266,968	40,915
Total non-current assets	2,384,496	365,440	1,882,082
Total assets	11,929,214	1,828,232	6,031,821
Current liabilities
Accounts payable	2,057,355	315,303	1,254,589
Long-term bank loan, current portion	74,351	11,395	100,000
Amounts due to related parties	112,998	17,318	104,259
Current operating lease liabilities	76,469	11,719
Total current liabilities	3,465,599	531,126	2,419,991
Non-current liabilities
Long-term bank loan			74,351
Deferred tax liabilities	29	4	206
Other liabilities	40,578	6,219
Non-current operating lease liabilities	182,958	28,040
Total non-current liabilities	223,565	34,263	74,557
Total liabilities	3,689,164	565,389	2,494,548
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and Cash Equivalents, at Carrying Value	1,429,508	219,082	751,103
Accounts receivable, net	2,258,313	346,102	1,317,110
Prepayments and other assets	630,121	96,570	385,402
Amounts due from related parties	204,275	31,306	106,368
Amounts due from subsidiaries of the Group	1,631,592	250,052	787,900
Total current assets	6,153,809	943,112	3,347,883
Non-current assets:
Property and equipment, net	1,727,620	264,769	1,465,338
Intangible assets, net	14,980	2,296	6,487
Prepayments and other assets	9,978	1,529	32,624
Equity investments	86,251	13,219	72,000
Amounts due from related parties	4,712	722	2,336
Operating lease right-of-use assets	210,338	32,236
Total non-current assets	2,053,879	314,771	1,578,785
Total assets	8,207,688	1,257,883	4,926,668
Current liabilities
Accounts payable	2,013,428	308,571	1,236,706
Accrued expenses and other liabilities	521,307	79,894	780,991
Short-term bank loans	278,488	42,680
Long-term bank loan, current portion	74,351	11,395	100,000
Income tax payable	45	7
Amounts due to related parties	56,795	8,704	50,472
Current operating lease liabilities	56,261	8,622
Amounts due to subsidiaries of the Group	903,879	138,526	1,010,663
Total current liabilities	3,904,554	598,399	3,178,832
Non-current liabilities
Long-term bank loan			74,351
Deferred tax liabilities	29	4	206
Other liabilities	7,020	1,076
Non-current operating lease liabilities	146,012	22,377
Amounts due to subsidiaries of the Group	7,367,267	1,129,084	4,244,727
Total non-current liabilities	7,520,328	1,152,541	4,319,284
Total liabilities	¥ 11,424,882	$ 1,750,940	¥ 7,498,116